Business Combination Under Common Control (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Transactions Recognised Separately From Acquisition of Assets and Assumption of Liabilities in Business Combination

12.31.2016
Current assets
Inventories	334,968,425
Trade accounts receivable	168,696,333
Other receivables	70,306,386
Cash and cash equivalents	383,117,765

Non-current assets
Property, plant and equipment	3,567,695,547
Intangible assets	624,754
Trade accounts receivable	154,890
Other receivables	147,072,362

Current liabilities
Trade and other payables	(588,216,706)
Borrowings	(2,720,945,978)
Payroll and social security payables	(9,095,047)
Tax liabilities	(20,353,819)

Non-current liabilities
Deferred tax liabilities	(13,463,738)

Net Assets	1,320,561,174

Summary of Cash Generated by Acquisition of Subsidiaries
Net cash generated by acquisition of subsidiaries

12.31.2016
Consideration paid in cash	—
Less: Cash and cash equivalents acquired	383,117,765

Net cash received from acquisition of subsidiaries	383,117,765

Other capital adjustments resulting from the purchase (in pesos):

12.31.2016
Consideration	954,610,145
Plus: Previous equity interest	462,196,412
Plus: Non-controlling interest	647,052,931
Less: Net assets at book value	(1,320,561,177)

Other capital adjustments	743,298,311

Yguazu Cementos S.A. [member]
Statement [LineItems]
Summary of Business Combination

Business combination during the year 2016

Name	Principal Activity	Principal place of business	Proportion of ownership interest/voting right held by the Group
			12.31.2018	12.31.2017	12.31.2016
Yguazú Cementos S.A.	Manufacture and marketing of cement	Paraguay	51%	51%	51%